Note 13 - Commitments and Contingencies (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Long-Term Purchase Commitment, Amount	$ 541.4
Future Minimum Contractual Charter Revenues Assumptions [Member]
Revenue Days Per Annum (Day)	365 days
Time Charter Arrangements Remaining Terms Period (Month)	129 months
Capital Addition Purchase Commitments [Member]
Long-Term Purchase Commitment, Amount	$ 541.4
Number of Vessels Under Construction	6
Number of vessels under construction through NML	8
Capital Addition Purchase Commitments [Member] | Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member]
Joint Venture, Ownership, Percent	17.00%
Capital Addition Purchase Commitments [Member] | Family Member of Konstantinos Konstantakopoulos [Member]
Joint Venture, Ownership, Percent	17.00%